CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	Unlimited	Unlimited
Common Stock, Shares Issued	219,313,388	219,049,877
Common Stock, Shares Outstanding	218,962,441	218,581,877
Treasury shares	350,947	468,000
Treasury shares per share	$ 12.76	$ 8.01